Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) | ExchangeTraded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) | Long Interest Rates Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) | Short Interest Rates Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1) | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1) | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1) | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1) | ExchangeTraded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1) | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1) | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1) | Long Interest Rates Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1) | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1) | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1) | Short Interest Rates Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%